Selected Quarterly Results of Operations (Unaudited)	12 Months Ended
Dec. 31, 2015
Quarterly Financial Information Disclosure [Abstract]
Selected Quarterly Results of Operations (Unaudited)
21.	Selected Quarterly Financial Data (unaudited)

The following table sets forth certain unaudited financial and operating data for each quarter during 2015 and 2014. The unaudited quarterly information includes all normal recurring adjustments that we consider necessary for a fair presentation of the information shown.

	Successor					Predecessor
	2015				2014
	4th QTR	3rd QTR	2nd QTR	1st QTR	4th QTR	3rd QTR (1)	2nd QTR	1st QTR
Motor fuel sales	$3,462,757	$4,248,779	$4,498,806	$3,805,126	$4,761,230	$2,745,829	$1,370,124	$1,210,656
Merchandise sales	545,084	589,300	560,680	483,123	490,767	160,557	—	—
Rental and other income	68,666	68,694	66,598	62,603	62,009	22,022	5,901	5,931
Total revenues	$4,076,507	$4,906,773	$5,126,084	$4,350,852	$5,314,006	$2,928,408	$1,376,025	$1,216,587

Motor fuel gross profit	$227,747	$272,176	$302,655	$240,087	$275,299	$38,910	$17,067	$17,210
Merchandise gross profit	169,744	185,122	176,811	148,201	147,778	48,744	—	—
Other gross profit	67,209	67,462	65,744	60,945	66,293	15,393	5,136	4,910
Total gross profit	$464,700	$524,760	$545,210	$449,233	$489,370	$103,047	$22,203	$22,120

Income (loss) from operations	$50,978	$93,351	$123,658	$65,346	$56,631	$(14,732)	$11,489	$11,641

Net income (loss) and comprehensive income (loss)	$16,518	$34,711	$93,534	$49,306	$(27,476)	$(22,686)	$9,595	$10,132

Net income attributable to partners	$7,755	$27,544	$34,867	$17,072	$35,989	$1,027	$9,595	$10,132

Net income (loss) per limited partner unit:
Common (basic and diluted)	$(0.13)	$0.30	$0.87	$0.44	$0.83	$0.04	$0.43	$0.46

Subordinated (basic and diluted)	$0.10	$0.52	$0.87	$0.44	$0.83	$0.04	$0.43	$0.46

(1)

The third quarter of 2014 includes Successor results of operations for the period from September 1, 2014 through September 30, 2014 following the ETP Merger. Also included through retrospective adjustment are results of operations for MACS, Sunoco LLC, Sunoco Retail, and Susser for the period from September 1, 2014 through September 30, 2014, and all subsequent quarters, as these acquisitions are accounted for as transactions of entities under common control (see Note 4).